UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders

Semiannual report Delaware Limited-Term Diversified Income Fund June 30, 2010 Fixed income mutual fund
This semiannual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Limited-Term Diversified Income Fund.

The figures in the semiannual report for Delaware Limited-Term Diversified Income Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Limited-Term Diversified Income Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Limited-Term Diversified Income Fund at www.delawareinvestments.com.

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On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Limited-Term Diversified Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type	3
Statement of net assets	5
Statement of operations	30
Statements of changes in net assets	32
Financial highlights	34
Notes to financial statements	44
Other Fund information	62
About the organization	64

Unless otherwise noted, views expressed herein are current as of June 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period January 1, 2010 to June 30, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Limited-Term Diversified Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/10	6/30/10	Expense Ratio	1/1/10 to 6/30/10*
Actual Fund return
Class A	$1,000.00	$1,020.50	0.81%	$4.06
Class B	1,000.00	1,017.40	1.66%	8.30
Class C	1,000.00	1,017.30	1.66%	8.30
Class R	1,000.00	1,019.90	1.16%	5.81
Institutional Class	1,000.00	1,022.40	0.66%	3.31
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.78	0.81%	$4.06
Class B	1,000.00	1,016.56	1.66%	8.30
Class C	1,000.00	1,016.56	1.66%	8.30
Class R	1,000.00	1,019.04	1.16%	5.81
Institutional Class	1,000.00	1,021.52	0.66%	3.31

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Security type
Delaware Limited-Term Diversified Income Fund	As of June 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type	Percentage of net assets
Agency Asset-Backed Security	0.01%
Agency Collateralized Mortgage Obligations	2.35%
Agency Mortgage-Backed Securities	19.66%
Agency Obligations	7.93%
Collateralized Debt Obligation	0.61%
Commercial Mortgage-Backed Securities	2.30%
Convertible Bonds	0.39%
Corporate Bonds	24.50%
Banking	4.75%
Basic Industry	1.11%
Brokerage	0.65%
Capital Goods	0.99%
Communications	4.72%
Consumer Cyclical	1.41%
Consumer Non-Cyclical	3.25%
Electric	1.52%
Energy	2.28%
Finance Companies	1.41%
Insurance	0.04%
Natural Gas	1.54%
Real Estate	0.34%
Technology	0.25%
Transportation	0.24%
Municipal Bond	0.28%
Non-Agency Asset-Backed Securities	11.41%
Non-Agency Collateralized Mortgage Obligations	0.19%
Regional Agency	2.60%
Regional Authorities	0.64%
Senior Secured Loans	2.28%
Sovereign Agencies	3.52%
Sovereign Debt	2.39%

Security type

Security type	Percentage of net assets
Supranational Banks	3.41%
U.S. Treasury Obligations	11.36%
Preferred Stock	0.37%
Short-Term Investments	16.33%
Discount Notes	12.70%
U.S. Treasury Obligations	3.63%
Total Value of Securities	112.53%
Liabilities Net of Receivables and Other Assets	(12.53%)
Total Net Assets	100.00%

Statement of net assets
Delaware Limited-Term Diversified Income Fund	June 30, 2010 (Unaudited)

		Principal amount°		Value (U.S. $)
Agency Asset-Backed Security – 0.01%
	Fannie Mae Grantor Trust Series 2003-T4
	2A5 5.407% 9/26/33	USD	189,817	$176,956
Total Agency Asset-Backed Security
	(cost $188,283)			176,956

Agency Collateralized Mortgage Obligations – 2.35%
•	E.F. Hutton Trust III Series 1 A
	1.288% 10/25/17		50,131	50,418
	Fannie Mae Grantor Trust
	•Series 2001-T5 A2 7.00% 2/19/30		54,623	61,314
	Series 2001-T10 A1 7.00% 12/25/41		327,074	366,157
	Series 2002-T1 A2 7.00% 11/25/31		180,459	202,924
	Fannie Mae REMIC
	Series 2003-32 PH 5.50% 3/25/32		89,920	94,991
	Series 2003-81 GE 4.50% 4/25/18		1,454,570	1,535,249
	Series 2003-91 BE 4.00% 11/25/16		835,637	846,990
	Series 2003-120 BL 3.50% 12/25/18		1,335,000	1,363,839
	•Series 2003-121 FC 0.747% 2/25/28		21,182	21,184
	•Series 2005-66 FD 0.647% 7/25/35		2,894,575	2,891,646
	Series 2006-69 PB 6.00% 10/25/32		7,564,673	7,814,966
	Fannie Mae Whole Loan
	•Series 2002-W1 2A 7.50% 2/25/42		178,216	205,081
	Series 2004-W9 2A1 6.50% 2/25/44		229,260	253,941
	Freddie Mac REMIC
	•Series 2535 FK 0.75% 10/15/31		284,224	284,187
	Series 2644 AW 4.00% 1/15/26		19,104	19,104
	Series 2694 QG 4.50% 1/15/29		165,000	173,098
	Series 2706 UG 4.50% 8/15/16		2,515,000	2,617,852
	•Series 2780 SL 6.00% 4/15/34		395,519	398,443
	Series 2802 NM 4.50% 9/15/29		2,175,000	2,318,599
	Series 2890 PC 5.00% 7/15/30		355,000	375,219
	•Series 3094 US 6.75% 9/15/34		132,602	132,528
	•Series 3241 FM 0.73% 11/15/36		334,009	333,400
	Series 3337 PB 5.50% 7/15/30		75,000	77,869
	Series 3416 GK 4.00% 7/15/22		11,192	11,680
	Series 3581 PE 4.50% 1/15/39		18,066,898	19,431,510
w	Freddie Mac Structured Pass Through Securities
	Series T-42 A5 7.50% 2/25/42		69,042	78,870
	Series T-54 2A 6.50% 2/25/43		1,601	1,773

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
w	Freddie Mac Structured Pass Through Securities (continued)
	Series T-58 2A 6.50% 9/25/43	USD	1,202,441	$1,335,188
	•Series T-60 1A4C 5.395% 3/25/44		1,611,917	1,700,048
	GNMA Series 2003-72 C 4.86% 2/16/30		2,500,000	2,648,363
Total Agency Collateralized Mortgage
	Obligations (cost $46,975,137)			47,646,431

Agency Mortgage-Backed Securities – 19.66%
	Fannie Mae
	4.50% 3/1/14		636,936	655,901
	6.00% 9/1/12		337,162	361,036
	6.50% 8/1/17		177,696	193,050
	9.00% 11/1/15		110,892	118,847
	10.00% 10/1/30		168,851	196,105
	10.50% 6/1/30		27,932	32,581
	16.00% 11/15/12		50,519	54,639
•	Fannie Mae ARM
	2.856% 12/1/33		276,092	287,466
	3.034% 8/1/34		340,858	356,876
	3.088% 6/1/34		241,730	251,474
	3.714% 11/1/39		2,410,832	2,506,391
	4.329% 9/1/39		2,949,349	3,094,020
	4.441% 10/1/39		6,204,897	6,530,707
	4.554% 11/1/39		9,529,521	10,045,857
	4.683% 11/1/35		1,427,462	1,489,203
	4.95% 3/1/38		40,684	43,092
	4.964% 11/1/33		8,056,504	8,544,088
	4.995% 8/1/35		439,220	468,060
	5.131% 9/1/38		5,295,572	5,647,203
	5.148% 11/1/35		214,067	227,248
	5.34% 4/1/36		21,206	22,261
	5.548% 4/1/37		6,587,698	7,077,352
	5.797% 4/1/36		1,862,835	1,985,729
	5.99% 7/1/36		627,067	672,764
	6.013% 6/1/36		722,649	773,788
	6.203% 7/1/36		549,743	590,347
	6.228% 4/1/36		176,556	189,681
	6.316% 8/1/36		348,522	375,026

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae Balloon 7 yr
4.00% 8/1/10	USD	209,512	$210,571
5.00% 8/1/11		835,079	859,204
Fannie Mae FHAVA 30 yr
7.50% 3/1/25		22,338	24,133
10.00% 1/1/19		54,680	61,827
11.00% 8/1/10 to 12/1/15		2,537	2,780
Fannie Mae GPM 11.00% 11/1/10		50	51
Fannie Mae S.F. 15 yr
4.50% 9/1/20 to 6/1/23		6,932,727	7,403,425
5.00% 9/1/18 to 5/1/21		788,637	848,293
5.50% 4/1/21 to 1/1/23		55,384	59,915
6.00% 3/1/18 to 8/1/22		4,336,387	4,719,192
7.00% 11/1/14		1,345	1,450
7.50% 4/1/11		495	502
8.00% 10/1/14 to 10/1/16		259,205	283,597
Fannie Mae S.F. 15 yr TBA
4.00% 7/1/25		62,615,000	65,041,330
4.50% 7/1/25		17,000,000	17,932,347
5.00% 7/1/25		77,815,000	83,018,877
5.50% 7/1/25		32,250,000	34,835,030
Fannie Mae S.F. 20 yr 6.50% 2/1/22		250,756	278,670
Fannie Mae S.F. 30 yr
5.00% 3/1/34 to 1/1/38		408,153	432,607
6.00% 9/1/34 to 2/1/37		12,815,167	13,947,384
6.50% 6/1/29 to 2/1/37		132,810	145,953
7.00% 12/1/34 to 12/1/37		3,558,500	3,956,762
7.50% 3/1/14 to 6/1/34		44,391	48,563
8.00% 9/1/11 to 5/1/24		177,252	197,553
8.50% 8/1/17		104,338	115,226
9.00% 8/1/22		170,763	191,523
9.25% 6/1/16 to 8/1/16		37,195	41,127
10.00% 2/1/25		319,270	356,854
11.00% 9/1/15 to 8/1/20		107,754	122,565
11.50% 11/1/16		11,347	12,114
Fannie Mae S.F. 30 yr TBA
5.00% 7/1/40		3,750,000	3,967,384
6.00% 7/1/40		2,000,000	2,169,062

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Freddie Mac
	6.00% 1/1/17	USD	165,371	$172,882
	6.50% 6/17/14 to 3/1/16		844,350	915,991
•	Freddie Mac ARM
	2.678% 4/1/33		163,132	169,842
	3.417% 4/1/34		58,101	60,434
	4.816% 2/1/35		413,693	433,444
	4.927% 7/1/38		9,565,580	10,183,142
	5.624% 6/1/37		3,008,585	3,197,716
	5.68% 7/1/36		199,304	209,632
	5.791% 10/1/36		42,258	45,168
	6.033% 10/1/37		7,902,006	8,518,228
	6.316% 2/1/37		23,171	24,449
	Freddie Mac Balloon 7 yr
	4.50% 12/1/10		332,730	341,626
	5.00% 6/1/11 to 11/1/11		251,915	255,785
	Freddie Mac S.F. 15 yr
	5.00% 6/1/18 to 4/1/20		687,463	738,755
	6.00% 10/1/10		379	382
	6.50% 6/1/11		3,814	3,847
	7.50% 4/1/11		2,812	2,876
	8.00% 7/1/16		64,952	70,936
	Freddie Mac S.F. 15 yr TBA
	5.00% 7/1/23		13,000,000	13,857,194
	5.50% 7/1/22		13,000,000	14,031,875
	Freddie Mac S.F. 30 yr
	6.00% 2/1/36		12,892,647	14,025,588
	7.00% 11/1/33		1,649	1,875
	8.00% 5/1/31		233,047	268,279
	9.00% 9/1/30		112,624	132,771
	11.00% 11/1/19 to 5/1/20		31,713	37,076
	11.50% 6/1/15 to 3/1/16		110,779	127,891
	Freddie Mac S.F. 30 yr TBA
	6.00% 7/1/40		25,540,000	27,718,867
	6.50% 7/1/40		8,170,000	8,955,088
	GNMA I GPM 12.25% 1/15/14		5,227	5,977
	GNMA I Mobile Home 6.50% 9/15/10		377	380
	GNMA I S.F. 30 yr
	7.50% 12/15/23 to 1/15/32		271,497	308,311
	8.00% 6/15/30		8,442	9,801

		Principal amount°		Value (U.S. $)
	Agency Mortgage-Backed Securities (continued)
	GNMA I S.F. 30 yr (continued)
	9.00% 5/15/16 to 2/15/17	USD	31,047	$34,458
	9.50% 9/15/16 to 8/15/17		12,900	14,470
	11.00% 9/15/10 to 8/15/19		105,628	118,983
	GNMA II GPM 9.75% 12/20/16 to 9/20/17		15,972	17,593
	GNMA II S.F. 30 yr
	9.50% 11/20/20 to 11/20/21		111,097	128,115
	10.50% 6/20/20		2,098	2,353
	11.00% 9/20/15 to 10/20/15		48,792	54,515
	11.50% 12/20/17 to 10/20/18		45,728	52,235
	12.00% 4/20/14 to 5/20/16		115,950	130,913
	12.50% 10/20/13 to 1/20/14		25,251	28,308
	Total Agency Mortgage-Backed Securities
	(cost $395,186,336)			399,484,714

	Agency Obligations – 7.93%
Φ	Federal Home Loan Banks
	0.50% 3/29/12		34,295,000	34,300,864
	1.00% 3/15/13		35,210,000	35,212,711
	1.00% 4/5/13		17,365,000	17,366,684
	Freddie Mac
	Φ0.75% 2/19/13		42,705,000	42,712,987
	1.30% 3/9/12		31,420,000	31,465,653
	Total Agency Obligations (cost $160,973,365)			161,058,899

	Collateralized Debt Obligation – 0.61%
•#	JWS CBO Series 2000-1 144A 1.137% 7/28/12		12,558,344	12,432,761
	Total Collateralized Debt Obligation
	(cost $12,455,326)			12,432,761

	Commercial Mortgage-Backed Securities – 2.30%
	Bank of America Commercial Mortgage Securities
	Series 2004-2 A3 4.05% 11/10/38		2,305,274	2,336,583
	Series 2004-5 A3 4.561% 11/10/41		1,735,000	1,771,443
	•Series 2005-1 A5 5.313% 11/10/42		805,000	853,342
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10 A1 5.085% 12/11/40		631,360	633,890
	•Series 2005-PW10 A4 5.405% 12/11/40		915,000	961,812

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
	Bear Stearns Commercial Mortgage Securities (continued)
	•Series 2005-T20 A4A 5.297% 10/12/42	USD	1,465,000	$1,566,118
	•Series 2006-PW12 A4 5.907% 9/11/38		335,000	359,454
	Series 2007-PW15 A4 5.331% 2/11/44		1,475,000	1,445,158
•w	Commercial Mortgage Pass Through Certificates
	Series 2005-C6 A5A 5.116% 6/10/44		7,805,000	8,200,440
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.681% 2/15/39		180,000	189,589
#	Crown Castle Towers Series 2006-1A B
	144A 5.362% 11/15/36		900,000	931,108
	General Electric Capital Commercial Mortgage
	Series 2002-1A A3 6.269% 12/10/35		500,000	527,614
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A6 5.396% 8/10/38		1,045,000	1,102,290
	Series 2005-GG4 A4 4.761% 7/10/39		3,310,000	3,361,924
	Series 2005-GG4 A4A 4.751% 7/10/39		3,935,000	4,071,019
	•Series 2006-GG6 A4 5.553% 4/10/38		1,160,000	1,193,541
•	Greenwich Capital Commercial Funding
	Series 2004-GG1 A7 5.317% 6/10/36		375,000	400,853
	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2002-C1 A3 5.376% 7/12/37		1,000,000	1,047,207
	•Series 2005-LDP5 A4 5.36% 12/15/44		1,625,000	1,728,509
	Merrill Lynch Mortgage Trust
	Series 2005-CIP1 A2 4.96% 7/12/38		466,410	476,848
	Merrill Lynch-Countrywide Commercial
	Mortgage Trust Series 2007-5 A1
	4.275% 8/12/48		386,387	389,580
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A 4.989% 8/13/42		4,555,000	4,732,253
	•Series 2006-T21 A3 5.185% 10/12/52		2,900,000	3,023,220
	•Series 2007-T27 A4 5.802% 6/11/42		3,440,000	3,603,705
	Morgan Stanley Dean Witter Capital I
	Series 2003-TOP9 A2 4.74% 11/13/36		1,700,000	1,784,587
Total Commercial Mortgage-Backed
	Securities (cost $42,432,751)			46,692,087

		Principal amount°		Value (U.S. $)
Convertible Bonds – 0.39%
	Amgen 0.375% exercise price $79.48,
	expiration date 2/1/13	USD	1,125,000	$1,116,563
	Medtronic 1.625% exercise price $54.79,
	expiration date 4/15/13		2,500,000	2,518,750
	National City 4.00% exercise price $482.51,
	expiration date 2/1/11		1,000,000	1,012,500
#	SVB Financial Group 144A 3.875%
	exercise price $53.04,
	expiration date 4/15/11		3,300,000	3,357,750
Total Convertible Bonds (cost $7,496,228)				8,005,563

Corporate Bonds – 24.50%
Banking – 4.75%
#	Achmea Hypotheekbank 144A 3.20% 11/3/14		4,940,000	5,108,943
•	Bank of America 0.837% 6/15/17		1,750,000	1,501,883
	BB&T
	5.20% 12/23/15		4,515,000	4,824,056
	6.50% 8/1/11		1,895,000	1,989,686
	Export-Import Bank of Korea
	5.875% 1/14/15		760,000	825,116
	#144A 5.25% 2/10/14		2,805,000	2,950,459
	JPMorgan Chase
	•0.866% 6/13/16		1,750,000	1,648,679
	5.75% 1/2/13		4,380,000	4,713,546
	KeyBank 5.80% 7/1/14		4,250,000	4,541,355
	KFW 1.875% 1/14/13		3,460,000	3,510,672
	Korea Development Bank
	4.375% 8/10/15		1,585,000	1,617,968
	8.00% 1/23/14		6,265,000	7,137,043
#	National Australia Bank 144A 3.375% 7/8/14		1,885,000	1,973,906
#	NIBC Bank 144A 2.80% 12/2/14		6,655,000	6,747,445
	Oesterreichische Kontrollbank 1.75% 3/11/13		4,015,000	4,040,929
	PNC Funding 3.625% 2/8/15		390,000	401,872
•#	Rabobank 144A 11.00% 12/29/49		5,495,000	6,805,415
	Regions Financial
	5.75% 6/15/15		910,000	905,205
	7.75% 11/10/14		3,835,000	4,049,403

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Rentenbank
	3.125% 7/15/15	USD	3,605,000	$3,728,013
	3.25% 3/15/13		2,700,000	2,828,315
	4.125% 7/15/13		3,715,000	3,995,133
	Silicon Valley Bank 5.70% 6/1/12		1,795,000	1,872,300
	US Bancorp 3.15% 3/4/15		2,135,000	2,188,550
•	USB Capital IX 6.189% 10/29/49		8,025,000	5,868,683
	Wachovia 5.25% 8/1/14		567,000	600,995
•	Wells Fargo Bank 0.646% 5/16/16		1,575,000	1,448,230
•	Wells Fargo Capital XIII 7.70% 12/29/49		4,910,000	4,983,650
#	Westpac Securities New Zealand 144A
	2.50% 5/25/12		3,690,000	3,776,169
				96,583,619
Basic Industry – 1.11%
#	Algoma Acquisition 144A 9.875% 6/15/15		325,000	277,875
	CF Industries 7.125% 5/1/20		1,800,000	1,849,500
	Dow Chemical 7.60% 5/15/14		3,410,000	3,941,427
	Freeport McMoRan Copper & Gold
	8.375% 4/1/17		1,925,000	2,120,251
#	Georgia-Pacific 144A 8.25% 5/1/16		530,000	567,763
	Hexion US/Nova Scotia Finance 8.875% 2/1/18		3,460,000	3,139,950
#	NewPage 144A 11.375% 12/31/14		3,425,000	3,125,313
	Praxair 2.125% 6/14/13		3,150,000	3,204,998
	Steel Dynamics 6.75% 4/1/15		425,000	428,719
	Teck Resources
	9.75% 5/15/14		1,490,000	1,762,353
	10.25% 5/15/16		470,000	555,227
	10.75% 5/15/19		1,365,000	1,675,053
				22,648,429
Brokerage – 0.65%
	Goldman Sachs Group 5.15% 1/15/14		3,795,000	3,976,700
	Jefferies Group 5.875% 6/8/14		2,805,000	2,968,818
@=^	JPMorgan Structured Products 0.644% 5/18/15	BRL	2,419,000	2,535,372
	Lazard Group
	6.85% 6/15/17	USD	1,438,000	1,458,250
	7.125% 5/15/15		986,000	1,039,518
•	Morgan Stanley 0.783% 10/15/15		1,275,000	1,139,612
				13,118,270

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Capital Goods – 0.99%
	Allied Waste North America 7.125% 5/15/16	USD	2,225,000	$2,389,176
	Anixter 10.00% 3/15/14		650,000	707,688
	Ball
	7.125% 9/1/16		614,000	645,468
	7.375% 9/1/19		921,000	962,445
	Clean Harbors 7.625% 8/15/16		1,715,000	1,770,738
	Graham Packaging
	9.875% 10/15/14		1,180,000	1,212,450
	#144A 8.25% 1/1/17		2,475,000	2,450,250
	Graphic Packaging International
	9.50% 8/15/13		2,274,000	2,325,165
	NXP BV Funding 9.50% 10/15/15		815,000	684,600
	Ply Gem Industries 11.75% 6/15/13		1,500,000	1,575,000
	Thermo Fisher Scientific 3.20% 5/1/15		4,815,000	4,973,677
#	USG 144A 9.75% 8/1/14		315,000	329,175
				20,025,832
Communications – 4.72%
	AT&T Wireless 8.125% 5/1/12		3,665,000	4,102,880
#	Cablevision Systems 144A 8.625% 9/15/17		125,000	128,125
	Cincinnati Bell 7.00% 2/15/15		253,000	238,453
#	Clearwire Communications Finance 144A
	12.00% 12/1/15		3,000,000	2,988,750
	Comcast 5.85% 11/15/15		4,420,000	5,001,662
	Cox Communications 5.45% 12/15/14		4,440,000	4,905,653
	Cricket Communications
	7.75% 5/15/16		1,700,000	1,742,500
	9.375% 11/1/14		1,765,000	1,800,300
	Crown Castle International 9.00% 1/15/15		2,525,000	2,682,813
	CSC Holdings
	6.75% 4/15/12		307,000	319,280
	8.50% 6/15/15		95,000	99,038
#	Digicel 144A 8.25% 9/1/17		3,000,000	2,985,000
#	Digicel Group PIK 144A 9.125% 1/15/15		2,000,000	1,972,500
	DirecTV Holdings/Financing 7.625% 5/15/16		4,515,000	4,910,238
	DISH DBS
	7.125% 2/1/16		2,560,000	2,579,200
	7.875% 9/1/19		415,000	433,675
	Frontier Communications 7.125% 3/15/19		2,500,000	2,325,000

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	GXS Worldwide 144A 9.75% 6/15/15	USD	3,895,000	$3,739,200
#	Inmarsat Finance 144A 7.375% 12/1/17		1,090,000	1,119,975
	Intelsat Bermuda 11.25% 2/4/17		1,555,000	1,582,213
	Level 3 Financing 9.25% 11/1/14		790,000	720,875
	MetroPCS Wireless 9.25% 11/1/14		1,430,000	1,480,050
#	NBC Universal 144A 3.65% 4/30/15		4,845,000	4,959,947
	NII Capital 8.875% 12/15/19		3,000,000	3,045,000
	PAETEC Holding
	8.875% 6/30/17		760,000	763,800
	#144A 8.875% 6/30/17		1,400,000	1,407,000
	Qwest
	8.375% 5/1/16		4,230,000	4,642,425
	#144A 8.375% 5/1/16		580,000	636,550
	Rogers Communications
	7.50% 3/15/15		660,000	788,399
	9.625% 5/1/11		1,850,000	1,974,858
	Sprint Nextel 6.00% 12/1/16		4,925,000	4,444,813
	Telecom Italia Capital
	4.95% 9/30/14		10,000	10,030
	5.25% 11/15/13		1,700,000	1,757,268
	6.20% 7/18/11		2,006,000	2,079,219
	Telesat Canada 11.00% 11/1/15		750,000	813,750
	Time Warner Cable
	7.50% 4/1/14		2,705,000	3,145,534
	8.25% 2/14/14		1,510,000	1,786,310
	Videotron 9.125% 4/15/18		1,865,000	2,032,850
#	Vivendi 144A 5.75% 4/4/13		5,535,000	5,941,473
#	Wind Acquisition Finance 144A
	11.75% 7/15/17		4,330,000	4,459,900
	Windstream
	7.875% 11/1/17		1,620,000	1,589,625
	8.125% 8/1/13		1,630,000	1,693,163
				95,829,294
Consumer Cyclical – 1.41%
	Brinker International 5.75% 6/1/14		4,000,000	4,203,040
	Ford Motor Credit
	7.50% 8/1/12		1,350,000	1,381,130
	8.00% 6/1/14		3,000,000	3,098,748
	12.00% 5/15/15		800,000	926,950

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Goodyear Tire & Rubber 10.50% 5/15/16	USD	1,981,000	$2,164,243
	Harrah’s Operating 11.25% 6/1/17		2,730,000	2,886,922
#	Invista 144A 9.25% 5/1/12		410,000	417,175
	Macy’s Retail Holdings
	8.375% 7/15/15		105,000	116,288
	10.625% 11/1/10		2,700,000	2,781,000
	MGM MIRAGE
	10.375% 5/15/14		290,000	316,825
	11.125% 11/15/17		370,000	409,775
	13.00% 11/15/13		945,000	1,093,838
#	Pinnacle Entertainment 144A 8.625% 8/1/17		895,000	926,325
	Ryland Group 8.40% 5/15/17		1,025,000	1,091,625
	Wal-Mart Stores 2.25% 7/8/15		6,940,000	6,918,832
				28,732,716
Consumer Non-Cyclical – 3.25%
	Amgen 4.85% 11/18/14		2,665,000	2,954,504
#	Anheuser-Busch InBev Worldwide 144A
	2.50% 3/26/13		4,405,000	4,460,146
	3.625% 4/15/15		570,000	584,051
	ARAMARK 8.50% 2/1/15		1,780,000	1,806,700
	AstraZeneca 5.40% 9/15/12		3,615,000	3,949,315
	CareFusion 5.125% 8/1/14		4,555,000	4,925,832
	Community Health Systems 8.875% 7/15/15		2,240,000	2,315,600
	Corrections Corporation of America
	7.75% 6/1/17		830,000	865,275
	Covidien International Finance
	2.80% 6/15/15		3,480,000	3,518,506
	HCA 9.25% 11/15/16		2,190,000	2,326,875
	Hospira 6.40% 5/15/15		4,430,000	5,038,384
	Inverness Medical Innovations 9.00% 5/15/16		730,000	733,650
	Iron Mountain 8.00% 6/15/20		2,705,000	2,759,100
	JBS USA Finance 11.625% 5/1/14		99,000	111,499
	Kraft Foods 4.125% 2/9/16		3,420,000	3,614,232
	Life Technologies 4.40% 3/1/15		1,540,000	1,594,608
	McKesson 5.25% 3/1/13		4,630,000	5,000,169
	Medco Health Solutions 7.25% 8/15/13		3,260,000	3,763,514
	Medtronic 3.00% 3/15/15		1,790,000	1,856,307
#	RSC Equipment Rental 144A 10.25% 11/15/19		2,900,000	2,943,500
	Select Medical 7.625% 2/1/15		775,000	732,375

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Supervalu
7.50% 11/15/14	USD	2,020,000	$2,030,100
8.00% 5/1/16		635,000	631,825
Teva Pharmaceutical Finance II/III
3.00% 6/15/15		3,970,000	4,052,417
Yale University 2.90% 10/15/14		3,310,000	3,436,939
			66,005,423
Electric – 1.52%
AES
8.00% 6/1/20		1,600,000	1,616,000
#144A 8.75% 5/15/13		541,000	551,820
Appalachian Power 3.40% 5/24/15		4,930,000	5,014,357
Duke Energy
3.95% 9/15/14		1,500,000	1,578,663
6.30% 2/1/14		3,000,000	3,379,254
Jersey Central Power & Light 5.625% 5/1/16		4,560,000	4,936,122
NRG Energy 7.375% 2/1/16		2,785,000	2,778,038
PacifiCorp 6.90% 11/15/11		2,845,000	3,062,941
PPL Electric Utilities 7.125% 11/30/13		2,455,000	2,869,775
Public Service Electric & Gas 2.70% 5/1/15		4,935,000	4,997,408
			30,784,378
Energy – 2.28%
Chesapeake Energy 9.50% 2/15/15		4,705,000	5,222,550
EOG Resources 2.95% 6/1/15		2,055,000	2,076,526
Forest Oil 7.25% 6/15/19		1,270,000	1,231,900
# Hercules Offshore 144A 10.50% 10/15/17		1,000,000	892,500
Mariner Energy 8.00% 5/15/17		8,532,000	9,363,871
Nexen 5.05% 11/20/13		4,700,000	5,037,418
Petrohawk Energy 7.875% 6/1/15		2,040,000	2,055,300
Range Resources 8.00% 5/15/19		845,000	886,194
Shell International Finance 3.10% 6/28/15		2,865,000	2,912,676
Transocean 1.50% 12/15/37		8,500,000	7,076,250
Weatherford International
5.15% 3/15/13		2,405,000	2,521,077
6.625% 11/15/11		2,000,000	2,114,826
# Woodside Finance 144A 8.125% 3/1/14		4,385,000	4,998,505
			46,389,593

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Finance Companies – 1.41%
#	CDP Financial 144A 3.00% 11/25/14	USD	6,350,000	$6,415,062
#	ERAC USA Finance 144A 2.75% 7/1/13		2,095,000	2,102,938
	FTI Consulting
	7.625% 6/15/13		2,333,000	2,344,665
	7.75% 10/1/16		225,000	228,375
	General Electric Capital
	•0.797% 9/15/14		3,535,000	3,338,991
	3.75% 11/14/14		3,480,000	3,563,541
	International Lease Finance
	5.75% 6/15/11		1,500,000	1,479,375
	6.625% 11/15/13		511,000	476,508
#	International Lease Finance 144A
	8.75% 3/15/17		7,475,000	7,101,250
	Nuveen Investments 10.50% 11/15/15		1,820,000	1,592,500
				28,643,205
Insurance – 0.04%
#	Metropolitan Life Global Funding I 144A
	4.625% 8/19/10		860,000	863,262
				863,262
Natural Gas – 1.54%
	El Paso
	7.00% 6/15/17		1,960,000	1,958,763
	7.25% 6/1/18		1,165,000	1,173,965
	8.25% 2/15/16		750,000	789,375
	Energy Transfer Partners 5.65% 8/1/12		3,175,000	3,368,084
	Enterprise Products Operating
	7.50% 2/1/11		855,000	880,871
	9.75% 1/31/14		4,450,000	5,373,037
	Kinder Morgan Energy Partners
	6.75% 3/15/11		1,300,000	1,345,936
	7.50% 11/1/10		1,395,000	1,417,819
#	Midcontinent Express Pipeline 144A
	5.45% 9/15/14		4,815,000	5,014,693
	Plains All American Pipeline 4.25% 9/1/12		4,765,000	4,980,831
	TransCanada Pipelines
	3.40% 6/1/15		985,000	1,022,879
	4.00% 6/15/13		3,720,000	3,957,503
				31,283,756

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Real Estate – 0.34%
Developers Diversified Realty 5.375% 10/15/12	USD	3,965,000	$3,918,050
•# USB Realty 144A 6.091% 12/22/49		4,200,000	2,940,000
			6,858,050
Technology – 0.25%
First Data 9.875% 9/24/15		1,500,000	1,147,500
National Semiconductor
3.95% 4/15/15		2,775,000	2,815,287
6.60% 6/15/17		1,040,000	1,166,776
			5,129,563
Transportation – 0.24%
Burlington Northern Santa Fe 7.00% 2/1/14		4,235,000	4,939,611
			4,939,611
Total Corporate Bonds (cost $484,614,995)			497,835,001

Municipal Bond – 0.28%
• Puerto Rico Sales Tax Financing Sales Revenue
(First Subordinate) Series A 5.00% 8/1/39		5,500,000	5,764,110
Total Municipal Bond (cost $5,500,000)			5,764,110

Non-Agency Asset-Backed Securities – 11.41%
•# AH Mortgage Advance Trust Series 2009-ADV3
A1 144A 2.296% 10/6/21		1,430,000	1,428,711
Ally Auto Receivables Trust Series 2010-2 A3
1.38% 7/15/14		1,290,000	1,292,679
•# Ally Master Owner Trust Series 2010-1 A 144A
2.10% 1/15/15		2,340,000	2,371,951
• American Express Credit Account Master Trust
Series 2010-1 B 0.95% 11/16/15		1,225,000	1,216,093
#Bank of America Auto Trust Series 2009-3A A4
144A 2.67% 12/15/16		3,025,000	3,112,241
• Bank of America Credit Card Trust
Series 2006-A12 A12 0.37% 3/15/14		11,218,000	11,176,435
Series 2006-A15 A15 0.35% 4/15/14		2,390,000	2,379,940
Series 2007-A4 A4 0.39% 11/15/19		6,490,000	6,241,547
Series 2007-A10 A10 0.42% 12/15/16		4,900,000	4,796,113
Series 2008-A5 A5 1.55% 12/16/13		7,615,000	7,685,253
Series 2010-A1 A1 0.65% 9/15/15		5,045,000	5,031,646

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
•#	Capital Auto Receivables Asset Trust Series
	2008-CPA A1 144A 1.20% 1/15/13	USD	7,479,012	$7,530,431
	Capital One Multi-Asset Execution Trust
	•Series 2004-A5 A5 0.50% 3/17/14		6,890,000	6,882,171
	•Series 2005-A6 A6 0.353% 7/15/15		10,350,000	10,214,610
	•Series 2005-A10 A 0.43% 9/15/15		2,500,000	2,480,704
	•Series 2006-A5 A5 0.41% 1/15/16		4,000,000	3,960,482
	•Series 2006-A11 A11 0.44% 6/17/19		10,000,000	9,716,568
	•Series 2007-A1 A1 0.40% 11/15/19		2,250,000	2,173,131
	•Series 2007-A4 A4 0.38% 3/16/15		1,915,000	1,901,970
	Series 2007-A7 A7 5.75% 7/15/20		2,075,000	2,413,158
@	Centex Home Equity Series 2005-D AF4
	5.27% 10/25/35		116,921	116,400
	Chase Issuance Trust
	•Series 2005-A2 A2 0.42% 12/15/14		6,600,000	6,576,746
	Series 2005-A10 A10 4.65% 12/17/12		2,605,000	2,635,451
	•Series 2008-A6 A6 1.55% 5/15/15		1,100,000	1,127,462
	•Series 2009-A2 A2 1.90% 4/15/14		12,815,000	13,104,468
#	CIT Equipment Collateral 144A
	Series 2009-VT1 A2 2.20% 6/15/11		3,300,210	3,305,316
	Series 2009-VT1 A3 3.07% 8/15/16		2,150,000	2,172,982
	Citibank Credit Card Issuance Trust
	•Series 2004-C1 C1 1.00% 7/15/13		1,545,000	1,528,031
	Series 2006-A4 A4 5.45% 5/10/13		1,800,000	1,870,031
	•Series 2007-A6 A6 0.518% 7/12/12		325,000	325,062
	•Series 2007-A7 A7 0.698% 8/20/14		1,250,000	1,249,926
	•Series 2008-A6 A6 1.548% 5/22/17		5,500,000	5,683,541
	•Series 2009-A1 A1 2.10% 3/17/14		3,055,000	3,131,636
	•Series 2009-A2 A2 1.90% 5/15/14		13,190,000	13,494,718
#	Citibank Omni Master Trust 2009-A13 A13
	144A 5.35% 8/15/18		1,355,000	1,460,996
	CNH Equipment Trust
	•Series 2007-A A4 0.39% 9/17/12		176,643	176,444
	Series 2008-A A3 4.12% 5/15/12		101,038	101,673
	Series 2008-A A4A 4.93% 8/15/14		570,000	590,968
	Series 2008-B A3A 4.78% 7/16/12		131,237	132,790
	Series 2009-C A3 1.85% 12/16/13		675,000	681,978
	Conseco Financial Series 1997-6 A8
	7.07% 1/15/29		1,875,868	1,976,609

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Discover Card Master Trust
	Series 2008-A4 A4 5.65% 12/15/15	USD	500,000	$556,762
	•Series 2009-A1 A1 1.65% 12/15/14		13,975,000	14,202,997
	•Series 2010-A1 A1 1.00% 9/15/15		12,500,000	12,566,975
•	Discover Card Master Trust I
	Series 2005-4 A2 0.44% 6/16/15		9,000,000	8,919,928
	Series 2006-3 A1 0.38% 3/15/14		15,375,000	15,323,745
#	Dunkin Securitization Series 2006-1 A2 144A
	5.779% 6/20/31		925,000	901,473
#	Ford Credit Auto Lease Trust Series 2010-A A2
	144A 1.04% 3/15/13		3,215,000	3,218,169
•	Ford Credit Auto Owner Trust
	Series 2008-A A3B 1.15% 4/15/12		882,387	884,285
	Series 2008-C A4B 2.10% 4/15/13		4,700,000	4,794,111
•	Ford Credit Floorplan Master Owner Trust
	Series 2009-2 A 1.90% 9/15/14		895,000	903,060
	#Series 2010-1 A 144A 2.00% 12/15/14		2,170,000	2,192,738
	General Electric Capital Credit Card
	Master Note Trust Series 2009-3 A
	2.54% 9/15/14		1,290,000	1,305,269
#	Golden Credit Card Trust Series 2008-3 A
	144A 1.35% 7/15/17		5,000,000	5,038,281
	Harley-Davidson Motorcycle Trust
	#Series 2006-1 A2 144A 5.04% 10/15/12		54,684	55,506
	Series 2009-4 A3 1.87% 2/15/14		565,000	570,595
	Hyundai Auto Receivables Trust
	Series 2007-A A3A 5.04% 1/17/12		32,638	32,904
	Series 2008-A A3 4.93% 12/17/12		258,331	265,677
	John Deere Owner Trust Series 2010-A A4
	2.13% 10/17/16		2,540,000	2,578,388
•	Morgan Stanley Mortgage Loan Trust
	Series 2006-12XS A1 0.467% 10/25/36		2,074	2,063
	Renaissance Home Equity Loan Trust
	Series 2006-4 AF2 5.285% 1/25/37		35,000	30,131
	USAA Auto Owner Trust Series 2008-1 A3
	4.16% 4/16/12		324,060	326,432
	Volkswagen Auto Lease Trust Series 2009-A
	A2 2.87% 7/15/11		1,364,308	1,370,088

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
	World Omni Auto Receivables Trust
	•Series 2007-B A3B 0.74% 1/17/12	USD	267,672	$267,729
	Series 2008-A A3A 3.94% 10/15/12		188,530	191,406
Total Non-Agency Asset-Backed Securities
	(cost $230,161,171)			231,947,774

Non-Agency Collateralized Mortgage Obligations – 0.19%
	American Home Mortgage Investment Trust
	Series 2005-2 5A1 5.064% 9/25/35		22,407	19,548
	Bank of America Alternative Loan Trust
	Series 2004-10 1CB1 6.00% 11/25/34		150,912	149,088
	Series 2005-3 2A1 5.50% 4/25/20		228,214	209,620
	Series 2005-5 2CB1 6.00% 6/25/35		18,183	13,779
	Series 2005-6 7A1 5.50% 7/25/20		165,580	156,675
@•	Bank of America Funding Series 2006-H 1A2
	3.384% 9/20/46		46,827	6,056
	Bank of America Mortgage Securities
	Series 2002-K 2A1 3.139% 10/20/32		6,459	6,313
	Citicorp Mortgage Securities
	Series 2006-4 3A1 5.50% 8/25/21		433,071	424,427
•	Citigroup Mortgage Loan Trust
	Series 2007-AR8 1A3A 5.752% 8/25/37		207,844	159,475
@w	Countrywide Home Loan Mortgage Pass
	Through Trust Series 2006-17 A5
	6.00% 12/25/36		158,329	138,400
#	GSMPS Mortgage Loan Trust 144A
	•Series 1998-2 A 7.75% 5/19/27		189,003	187,645
	•Series 1999-3 A 8.00% 8/19/29		469,066	467,268
	Series 2005-RP1 1A4 8.50% 1/25/35		538,408	521,009
	Series 2006-RP1 1A2 7.50% 1/25/36		62,679	58,825
•	JPMorgan Mortgage Trust Series 2006-A2
	3A3 5.679% 4/25/36		180,000	152,014
	Lehman Mortgage Trust Series 2005-2 2A3
	5.50% 12/25/35		63,026	57,551
#	MASTR Reperforming Loan Trust Series 2005-1
	1A5 144A 8.00% 8/25/34		399,296	395,183
•#	MASTR Specialized Loan Trust Series 2005-2
	A2 144A 5.006% 7/25/35		327,734	312,793

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed Securities Trust
•Series 2004-EE 3A1 3.149% 12/25/34	USD	42,678	$43,514
•Series 2005-AR16 2A1 3.00% 10/25/35		24,634	22,823
Series 2006-7 2A1 6.00% 6/25/36		16,165	14,415
•Series 2006-AR5 2A1 5.475% 4/25/36		383,722	303,861
Total Non-Agency Collateralized Mortgage
Obligations (cost $3,771,931)			3,820,282

Regional Agency – 2.60%Δ
Australia – 2.60%
New South Wales Treasury 7.00% 12/1/10	AUD	62,300,000	52,889,630
Total Regional Agency (cost $57,851,721)			52,889,630

Regional Authorities – 0.64%Δ
Canada – 0.64%
British Columbia Province 2.85% 6/15/15	USD	2,130,000	2,202,569
Manitoba Province 2.625% 7/15/15		2,300,000	2,341,855
Ontario Province 4.10% 6/16/14		5,890,000	6,339,896
Quebec Province 4.875% 5/5/14		1,885,000	2,080,678
Total Regional Authorities (cost $12,776,927)			12,964,998

«Senior Secured Loans – 2.28%
ATI Holdings Term Tranche Loan 7.00% 2/18/16		4,705,000	4,540,325
Chester Downs & Marina Term Tranche Loan
12.375% 12/31/16		4,221,035	4,221,035
Delos Aircraft Term Tranche Loan 2
7.00% 3/7/16		2,862,116	2,825,752
Delta Air Lines Term Tranche Loan
8.75% 9/16/13		4,199,449	4,229,202
Ford Motor Term Tranche Loan B
3.258% 12/15/13		5,096,575	4,831,579
Graham Packaging Term Tranche Loan C
6.75% 4/5/14		4,184,123	4,208,977
International Lease Finance Term Tranche
Loan 1 6.75% 2/23/15		3,902,884	3,867,349
Level 3 Financing Term Tranche Loan B
11.50% 3/13/14		4,117,000	4,433,494

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
RehabCare Group Term Tranche Loan B
6.00% 11/3/15	USD	4,364,063	$4,348,243
Rental Services Term Tranche 2nd Lien
3.817% 10/7/13		4,986,174	4,566,487
Texas Competitive Electric Holdings Term
Tranche Loan B2 3.729% 10/10/14		5,598,378	4,158,895
Total Senior Secured Loans (cost $47,265,949)			46,231,338

Sovereign Agencies – 3.52%Δ
Canada – 0.63%
Export Development Canada
2.25% 5/28/15		2,395,000	2,425,002
3.125% 4/24/14		9,850,000	10,359,413
			12,784,415
Japan – 0.39%
Japan Finance 1.50% 7/6/12		7,900,000	7,965,752
			7,965,752
Norway – 1.51%
Eksportfinans
3.00% 11/17/14		5,830,000	6,009,943
5.50% 5/25/16		8,940,000	10,173,613
Kommunalbanken
2.875% 6/22/12		9,620,000	9,928,273
#144A 2.75% 5/5/15		4,550,000	4,636,750
			30,748,579
Republic of Korea – 0.07%
#Korea Expressway 144A 4.50% 3/23/15		1,320,000	1,354,020
			1,354,020
Sweden – 0.92%
Swedish Export Credit 3.25% 9/16/14		18,034,000	18,727,371
			18,727,371
Total Sovereign Agencies (cost $70,477,858)			71,580,137

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Sovereign Debt – 2.39%Δ
Canada – 0.27%
Canadian Government 2.50% 6/1/15	CAD	5,810,000	$5,502,935
			5,502,935
Indonesia – 0.83%
Indonesia Government
10.00% 10/15/11	IDR	142,000,000,000	16,405,827
10.75% 5/15/16	IDR	3,594,000,000	451,649
11.00% 11/15/20	IDR	150,000,000	19,840
			16,877,316
Mexico – 0.87%
Mexican Bonos 9.00% 12/22/11	MXN	214,000,000	17,601,589
			17,601,589
Republic of Korea – 0.42%
@ Korea Treasury Inflation Linked Bond
2.75% 3/10/17	KRW	10,134,630,000	8,558,864
			8,558,864
Total Sovereign Debt (cost $49,485,363)			48,540,704

Supranational Banks – 3.41%
African Development Bank 3.00% 5/27/14	USD	3,365,000	3,514,396
Asian Development Bank
1.625% 7/15/13		9,800,000	9,878,733
2.75% 5/21/14		6,560,000	6,808,919
European Bank for Reconstruction &
Development 9.25% 9/10/12	BRL	26,230,000	14,452,439
Inter-American Development Bank
1.625% 7/15/13	USD	6,500,000	6,550,622
2.25% 7/15/15		4,005,000	4,028,670
3.50% 7/8/13		4,815,000	5,109,317
International Bank for Reconstruction &
Development 2.375% 5/26/15		6,340,000	6,453,530
International Finance
3.00% 4/22/14		6,930,000	7,321,677
5.75% 3/16/15	AUD	3,600,000	3,081,099
Nordic Investment Bank 2.50% 7/15/15	USD	2,115,000	2,145,022
Total Supranational Banks (cost $69,175,752)			69,344,424

	Principal amount°		Value (U.S. $)
U.S. Treasury Obligations – 11.36%
U.S. Treasury Notes
∞1.125% 6/15/13	USD	108,345,000	$108,793,115
1.875% 6/30/15		120,305,000	120,784,415
3.50% 5/15/20		1,275,000	1,334,564
Total U.S. Treasury Obligations
(cost $229,502,370)			230,912,094

		Number of shares
Preferred Stock – 0.37%
• PNC Financial Services Group 8.25%		7,260,000	7,525,164
Total Preferred Stock (cost $7,271,507)			7,525,164

		Principal amount°
≠Short-Term Investments – 16.33%
Discount Notes – 12.70%
Federal Home Loan Bank
0.001% 7/1/10	USD	101,605,018	101,605,018
0.001% 7/6/10		77,727,687	77,727,454
0.01% 7/7/10		8,566,150	8,566,124
0.01% 7/15/10		34,376,364	34,376,089
0.05% 7/16/10		35,730,648	35,730,362
			258,005,047
U.S. Treasury Obligations – 3.63%
U.S. Treasury Bills
0.005% 7/1/10		44,643,213	44,643,213
0.045% 7/15/10		29,170,942	29,170,485
			73,813,698
Total Short-Term Investments
(cost $331,818,923)			331,818,745

Total Value of Securities – 112.53%
(cost $2,265,381,893)			2,286,671,812
Liabilities Net of Receivables and Other
Assets – (12.53%)z			(254,585,694)
Net Assets Applicable to 227,754,793
Shares Outstanding – 100.00%			$2,032,086,118

Statement of net assets
Delaware Limited-Term Diversified Income Fund

Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class A ($1,178,731,926 / 132,080,937 Shares)	$8.92
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class B ($2,786,223 / 312,278 Shares)	$8.92
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class C ($515,724,901 / 57,827,747 Shares)	$8.92
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class R ($16,303,466 / 1,826,456 Shares)	$8.93
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Institutional Class ($318,539,602 / 35,707,375 Shares)	$8.92

Components of Net Assets at June 30, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$1,995,552,023
Undistributed net investment income	575,151
Accumulated net realized gain on investments	11,898,105
Net unrealized appreciation of investments and foreign currencies	24,060,839
Total net assets	$2,032,086,118

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesia Rupiah
KRW — South Korean Won
MXN — Mexican Peso
USD — United States Dollar

•	Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rates reset periodically.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2010.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
Δ	Securities have been classified by country of origin.

w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
∞	Fully or partially pledged as collateral for financial futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2010.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2010, the aggregate amount of fair valued securities was $2,535,372, which represented 0.12% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
@	Illiquid security. At June 30, 2010, the aggregate amount of illiquid securities was $11,355,092, which represented 0.56% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2010, the aggregate amount of Rule 144A securities was $162,106,267, which represented 7.98% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
z	Of this amount, $10,682,656 represents receivable for securities sold, and $319,961,001 represents payable for securities purchased as of June 30, 2010.

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
CBO — Collateralized Bond Obligation
CDS — Credit Default Swap
FHAVA — Federal Housing Administration & Veterans Administration
GNMA — Government National Mortgage Association
GPM — Graduated Payment Mortgage
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MASTR — Mortgage Asset Securitization Transactions, Inc.
PIK — Pay-in-kind
REMIC — Real Estate Mortgage Investment Conduits
S.F. — Single Family
TBA — To be announced
yr — Year

Statement of net assets
Delaware Limited-Term Diversified Income Fund

Net Asset Value and Offering Price Per Share –
Delaware Limited-Term Diversified Income Fund
Net asset value Class A (A)	$8.92
Sales charge (2.75% of offering price) (B)	0.25
Offering price	$9.17

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

1The following foreign currency exchange contracts, financial futures contract and swap contracts were outstanding at June 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	2,845,654	USD	(2,484,825)	8/3/10	$(100,526)
BRL	1,030,000	USD	(570,479)	8/2/10	(6,154)
BRL	553,000	USD	(306,032)	8/3/10	(3,166)
BRL	1,911,242	USD	(1,059,740)	8/3/10	(12,993)
EUR	69,642,521	USD	(85,793,028)	8/3/10	609,131
EUR	(11,680,538)	USD	14,386,919	8/3/10	99,760
GBP	(8,272,972)	USD	12,400,771	8/2/10	42,908
GBP	7,205,906	USD	(10,863,624)	8/3/10	(99,704)
GBP	(22,048,427)	USD	33,016,086	8/3/10	80,950
IDR	9,186,660,000	USD	(1,005,655)	8/3/10	2,505
MXN	15,231,694	USD	(1,194,034)	8/2/10	(20,212)
					$592,499

Financial Futures Contract

				Unrealized
Contract to Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
2,268 U.S. Treasury 10 yr notes	$274,516,097	$277,936,312	9/30/10	$3,420,215

Swap Contracts
CDS Contracts
		Annual		Unrealized
Swap Counterparty &		Protection	Termination	Appreciation
Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
Protection Purchased:
Bank of America
CDX High Yield 14 5 yr CDS	$15,825,000	5.00%	6/20/15	$90,077
Barclays
CDX High Yield 14 5 yr CDS	42,250,000	5.00%	6/20/15	(357,178)
ITRAXX Europe Subordinate
Financials 5 yr CDS	35,925,000	1.00%	6/20/15	302,936
Goldman Sachs
CDX High Yield 14 5 yr CDS	34,375,000	5.00%	6/20/15	(69,317)
JPMorgan Securities
CDX High Yield 14 5 yr CDS	54,500,000	5.00%	6/20/15	(861,721)
Donnelley (R.R.) & Sons 5 yr CDS	1,050,000	5.00%	6/20/14	(144,166)
Eastman Chemical 5 yr CDS	4,635,000	1.00%	9/20/15	15,026
ITRAXX Europe Subordinate
Financials 5 yr CDS	6,200,000	1.00%	6/20/15	(97,965)
Penney (J.C.) 5 yr CDS	3,875,000	1.00%	3/20/15	86,789
Sunoco 5 yr CDS	1,940,000	1.00%	3/20/15	118,699
Viacom 5 yr CDS	6,715,000	1.00%	9/20/15	1,446
Morgan Stanley
CDX High Yield 14 5 yr CDS	27,550,000	5.00%	6/20/15	109,099
	$234,840,000			$(806,275)

Protection Sold:
JPMorgan Securities
Comcast 5 yr CDS	$6,715,000	1.00%	9/20/15	$(5,872)
duPont (E.I) deNemours 5 yr CDS	4,635,000	1.00%	9/20/15	(1,049)
MetLife 5 yr CDS	1,290,000	1.00%	12/20/14	(44,119)
Valero Energy 5 yr CDS	1,940,000	1.00%	3/20/15	(59,461)
	$14,580,000			$(110,501)
Total				$(916,776)

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Statement of operations
Delaware Limited-Term Diversified Income Fund	Six Months Ended June 30, 2010

Investment Income:
Interest	$29,078,864
Dividends	377,850
Foreign tax withheld	(4,213)
		$29,452,501

Expenses:
Management fees	4,037,335
Distribution expenses – Class A	1,607,610
Distribution expenses – Class B	14,183
Distribution expenses – Class C	2,102,794
Distribution expenses – Class R	35,198
Dividend disbursing and transfer agent fees and expenses	869,829
Accounting and administration expenses	339,916
Registration fees	110,370
Legal fees	70,787
Reports and statements to shareholders	55,785
Trustees’ fees	48,247
Custodian fees	39,824
Audit and tax	39,358
Insurance fees	21,618
Pricing fees	20,019
Dues and services	18,169
Consulting fees	9,293
Trustees’ expenses	2,921	9,443,256
Less waived distribution expenses – Class A		(799,540)
Less waived distribution expenses – Class R		(5,847)
Total operating expenses		8,637,869
Net Investment Income		20,814,632

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$26,322,205
Foreign currencies	(1,997,232)
Futures contracts	(6,096,397)
Swap contracts	(682,264)
Written options	156,405
Net realized gain	17,702,717
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	(7,546,429)
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	10,156,288

Net Increase in Net Assets Resulting from Operations	$30,970,920

See accompanying notes

Statements of changes in net assets
Delaware Limited-Term Diversified Income Fund

	Six Months	Year
	Ended	Ended
	6/30/10	12/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$20,814,632	$25,777,452
Net realized gain on investments
and foreign currencies	17,702,717	19,491,409
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(7,546,429)	30,489,615
Net increase in net assets resulting from operations	30,970,920	75,758,476

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(17,012,105)	(21,243,558)
Class B	(33,283)	(107,258)
Class C	(4,873,699)	(4,754,561)
Class R	(164,842)	(115,550)
Institutional Class	(3,245,374)	(989,232)
	(25,329,303)	(27,210,159)
Capital Share Transactions:
Proceeds from shares sold:
Class A	557,863,550	840,730,146
Class B	503,839	1,152,648
Class C	213,573,203	288,286,722
Class R	11,996,762	5,966,108
Institutional Class	284,118,712	64,662,944

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	13,920,656	16,750,242
Class B	27,265	89,737
Class C	3,814,397	3,573,187
Class R	157,635	111,728
Institutional Class	2,292,870	779,433
	1,088,268,889	1,222,102,895

	Six Months	Year
	Ended	Ended
	6/30/10	12/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(356,344,948)	$(188,833,433)
Class B	(644,964)	(2,375,764)
Class C	(30,834,299)	(26,371,664)
Class R	(2,181,370)	(1,407,752)
Institutional Class	(35,807,279)	(5,336,473)
	(425,812,860)	(224,325,086)
Increase in net assets derived from capital share transactions	662,456,029	997,777,809
Net Increase in Net Assets	668,097,646	1,046,326,126

Net Assets:
Beginning of period	1,363,988,472	317,662,346
End of period (including undistributed net investment
income of $575,151 and $556,275, respectively)	$2,032,086,118	$1,363,988,472

See accompanying notes

Financial highlights
Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, and 2007.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
6/30/101	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
(Unaudited)
$8.880	$8.180	$8.340	$8.210	$8.270	$8.480

0.116	0.328	0.294	0.310	0.284	0.278
0.065	0.710	(0.112)	0.199	0.019	(0.132)
0.181	1.038	0.182	0.509	0.303	0.146

(0.141)	(0.338)	(0.342)	(0.379)	(0.363)	(0.356)
(0.141)	(0.338)	(0.342)	(0.379)	(0.363)	(0.356)

$8.920	$8.880	$8.180	$8.340	$8.210	$8.270

2.05%	12.89%	2.21%	6.36%	3.76%	1.76%

$1,178,732	$958,305	$252,563	$177,183	$173,362	$189,845
0.81%	0.84%	0.84%	0.83%	0.81%	0.82%

0.96%	1.04%	1.12%	1.12%	1.14%	1.12%
2.63%	3.78%	3.55%	3.77%	3.46%	3.32%

2.48%	3.58%	3.27%	3.48%	3.13%	3.02%
362%	287%	351%	236%	276%	259%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, and 2007.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
6/30/101	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
(Unaudited)
$8.870	$8.180	$8.330	$8.210	$8.270	$8.480

0.079	0.255	0.223	0.240	0.215	0.207
0.075	0.700	(0.101)	0.189	0.019	(0.132)
0.154	0.955	0.122	0.429	0.234	0.075

(0.104)	(0.265)	(0.272)	(0.309)	(0.294)	(0.285)
(0.104)	(0.265)	(0.272)	(0.309)	(0.294)	(0.285)

$8.920	$8.870	$8.180	$8.330	$8.210	$8.270

1.74%	11.82%	1.47%	5.34%	2.89%	0.90%

$2,786	$2,884	$3,728	$5,631	$11,674	$19,857
1.66%	1.69%	1.69%	1.68%	1.66%	1.67%

1.66%	1.74%	1.82%	1.82%	1.84%	1.82%
1.78%	2.93%	2.70%	2.92%	2.61%	2.47%

1.78%	2.88%	2.57%	2.78%	2.43%	2.32%
362%	287%	351%	236%	276%	259%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, and 2007.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
6/30/101	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
(Unaudited)
$8.870	$8.180	$8.330	$8.210	$8.270	$8.480

0.079	0.255	0.224	0.240	0.215	0.207
0.074	0.699	(0.102)	0.189	0.019	(0.132)
0.153	0.954	0.122	0.429	0.234	0.075

(0.103)	(0.264)	(0.272)	(0.309)	(0.294)	(0.285)
(0.103)	(0.264)	(0.272)	(0.309)	(0.294)	(0.285)

$8.920	$8.870	$8.180	$8.330	$8.210	$8.270

1.73%	11.80%	1.47%	5.34%	2.89%	0.90%

$515,725	$327,809	$52,505	$19,847	$21,716	$32,235
1.66%	1.69%	1.69%	1.68%	1.66%	1.67%

1.66%	1.74%	1.82%	1.82%	1.84%	1.82%
1.78%	2.93%	2.70%	2.92%	2.61%	2.47%

1.78%	2.88%	2.57%	2.78%	2.43%	2.32%
362%	287%	351%	236%	276%	259%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, and 2007.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
6/30/101	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
(Unaudited)
$8.880	$8.180	$8.340	$8.220	$8.270	$8.490

0.101	0.298	0.265	0.281	0.255	0.244
0.074	0.710	(0.112)	0.189	0.029	(0.142)
0.175	1.008	0.153	0.470	0.284	0.102

(0.125)	(0.308)	(0.313)	(0.350)	(0.334)	(0.322)
(0.125)	(0.308)	(0.313)	(0.350)	(0.334)	(0.322)

$8.930	$8.880	$8.180	$8.340	$8.220	$8.270

1.99%	12.50%	1.86%	5.86%	3.53%	1.34%

$16,303	$6,331	$1,446	$517	$1,876	$1,860
1.16%	1.19%	1.19%	1.18%	1.16%	1.23%

1.26%	1.34%	1.42%	1.42%	1.44%	1.42%
2.28%	3.43%	3.20%	3.42%	3.11%	2.91%

2.18%	3.28%	2.97%	3.18%	2.83%	2.72%
362%	287%	351%	236%	276%	259%

Financial highlights
Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, and 2007.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
6/30/101	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
(Unaudited)
$ 8.870	$ 8.180	$ 8.340	$ 8.210	$ 8.270	$ 8.480

0.123	0.341	0.306	0.322	0.297	0.291
0.075	0.700	(0.111)	0.199	0.019	(0.132)
0.198	1.041	0.195	0.521	0.316	0.159

(0.148)	(0.351)	(0.355)	(0.391)	(0.376)	(0.369)
(0.148)	(0.351)	(0.355)	(0.391)	(0.376)	(0.369)

$ 8.920	$ 8.870	$ 8.180	$ 8.340	$ 8.210	$ 8.270

2.24%	12.93%	2.37%	6.52%	3.92%	1.91%

$318,540	$68,659	$7,420	$9,298	$21,873	$26,070
0.66%	0.69%	0.69%	0.68%	0.66%	0.67%

0.66%	0.74%	0.82%	0.82%	0.84%	0.82%
2.78%	3.93%	3.70%	3.92%	3.61%	3.47%

2.78%	3.88%	3.57%	3.78%	3.43%	3.32%
362%	287%	351%	236%	276%	259%

Notes to financial statements
Delaware Limited-Term Diversified Income Fund	June 30, 2010 (Unaudited)

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Limited-Term Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 0.75% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 2% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely- than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset- backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2010.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. There were no earnings credits for the six months ended June 30, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Effective April 30, 2010, DMC has contractually agreed to waive that portion, if any, of its management fees and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) do not exceed 0.70% of the Fund’s average daily net assets through April 30, 2011. This waiver and reimbursement may be terminated only by agreement of the Manager and the Fund. Prior to April 30, 2010, this waiver was voluntary.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2010, the Fund was charged $ 42,793 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contractually agreed to limit the Class A and Class R shares’ 12b-1 fees from April 30, 2010 through April 30, 2011 to no more than 0.15% and 0.50%, respectively, of the classes’ average daily net assets. Prior to April 30, 2010, the Class A waiver was voluntary.

At June 30, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$762,614
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	81,184
Distribution fees payable to DDLP	564,998
Other expenses payable to DMC and affiliates	38,967

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended June 30, 2010, the Fund was charged $38,831 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended June 30, 2010, DDLP earned $62,226 for commissions on sales of the Fund’s Class A shares. For the six months ended June 30, 2010, DDLP received gross CDSC commissions of $0, $662 and $78,513 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended June 30, 2010, the Fund made purchases of $2,241,596,391 and sales of $1,869,672,955 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2010, the Fund made purchases of $1,257,016,617 and sales of $993,895,135 of long-term U.S. government securities.

At June 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2010, the cost of investments was $2,266,717,838. At June 30, 2010, net unrealized appreciation was $19,953,974 of which $32,780,107 related to unrealized appreciation of investments and $12,826,133 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments.)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and
Mortgage-Backed Securities	$—	$877,345,033	$25,914,871	$903,259,904
Corporate Debt	—	549,536,530	2,535,372	552,071,902
Foreign Debt	—	218,351,648	36,968,245	255,319,893
Municipal Bonds	—	5,764,110	—	5,764,110
Short-Term	73,813,698	258,005,047	—	331,818,745
U.S. Treasury Obligations	230,912,094	—	—	230,912,094
Preferred Stock	—	7,525,164	—	7,525,164
Total	$304,725,792	$1,916,527,532	$65,418,488	$2,286,671,812
Foreign Currency
Exchange Contracts	$—	$592,499	$—	$592,499
Financial Futures Contracts	$—	$3,420,215	$—	$3,420,215
Swap Contracts	$—	$(916,776)	$—	$(916,776)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-Backed
	and Mortgage-Backed
	Securities	Corporate Debt
Balance as of 12/31/09	$5,616,230	$—
Purchases	24,718,797	2,501,481
Sales	(2,849,874)	—
Net realized gain (loss)	(250,824)	—
Transfers out of Level 3	(1,601,776)	—
Net change in unrealized
appreciation/depreciation	282,318	33,891
Balance as of 6/30/10	$25,914,871	$2,535,372

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$24,407	$33,891

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

3. Investments (continued)

	Foreign Debt	Total
Balance as of 12/31/09	$593,537	$6,209,767
Purchases	38,086,616	65,306,894
Sales	(564,758)	(3,414,632)
Net realized gain (loss)	8,786	(242,038)
Transfers out of Level 3	—	(1,601,776)
Net change in unrealized
appreciation/depreciation	(1,155,936)	(839,727)
Balance as of 6/30/10	$36,968,245	$65,418,488

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/10	$(1,118,371)	$(1,060,073)

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending 2010 and interim periods therein. Management has evaluated the impact of this update on its current disclosures and determined that there were no material impacts concerning transfers of securities between Level 1 and Level 2.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2010 and the year ended December 31, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/10*	12/31/09
Ordinary income	$25,329,303	$27,210,159

*Tax information for the six months ended June 30, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,995,552,023
Undistributed ordinary income	9,529,502
Realized gains 1/1/10 – 6/30/10	8,915,267
Capital loss carrryforwards as of 12/31/09	(1,790,504)
Unrealized appreciation of investments and foreign currencies	19,879,830
Net assets	$2,032,086,118

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of financial futures contracts, and mark-to-market of foreign currency contracts, tax treatment of CDS contracts and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, dividends and distributions, CDS contracts, market discount and premium on certain debt instruments, and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$4,533,547
Accumulated net realized gain	(4,533,547)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2009 will expire as follows: $227,766 expires in 2014 and $1,562,738 expires in 2016.

For the six months ended June 30, 2010, the Fund had capital gains of $8,915,267, which may reduce the capital loss carryforwards.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/10	12/31/09
Shares sold:
Class A	62,376,094	96,712,389
Class B	56,390	135,665
Class C	23,897,430	33,074,326
Class R	1,339,966	682,464
Institutional Class	31,720,862	7,350,210

Shares issued upon reinvestment of dividends and distributions:
Class A	1,557,530	2,202,820
Class B	3,050	11,316
Class C	427,084	518,227
Class R	17,644	18,626
Institutional Class	256,966	89,141
	121,653,016	140,795,184

Shares repurchased:
Class A	(39,814,944)	(21,819,735)
Class B	(72,213)	(277,795)
Class C	(3,450,323)	(3,058,997)
Class R	(244,271)	(164,712)
Institutional Class	(4,008,244)	(608,506)
	(47,589,995)	(25,929,745)
Net increase	74,063,021	114,865,439

For the six months ended June 30, 2010 and year ended December 31, 2009, 33,037 Class B shares were converted to 33,037 Class A shares valued at $294,874 and 125,764 Class B shares were converted to 125,718 Class A shares valued at $1,079,810, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each

Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of June 30, 2010 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Financial Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

8. Derivatives (continued)

at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the six months ended June 30, 2010, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty credit risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in written options during the six months ended June 30, 2010 for the Fund were as follows:

	Number of
	contracts	Premiums
Options outstanding at 12/31/09	—	$—
Options written	800	199,917
Options terminated in closing purchase transactions	(800)	(199,917)
Options outstanding at 6/30/10	—	$—

Swap Contracts — The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/ receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

8. Derivatives (continued)

During the six months ended June 30, 2010, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2010, the aggregate unrealized depreciation of credit default swaps was $916,776. The Fund had posted $ 370,000 as collateral, net of collateral received, for certain open derivatives, which is presented as restricted cash on the statement of net assets. If a credit event had occurred for all swap transactions where collateral posting was required as of June 30, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have received $220,260,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the statement of net assets, at June 30, 2010, the notional value of the protection sold was $14,580,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2010, the net unrealized depreciation of the protection sold was $110,501.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of June 30, 2010 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets		Net Assets
	Location	Fair Value	Location	Fair Value
Foreign exchange contracts
(Forward currency contracts)	Receivables and		Liabilities net of
	other assets net		receivables and
	of liabilities	$595,665	other assets	$(3,166)
Interest rate contracts
(Futures)	Receivables and		Liabilities net of
	other assets net		receivables and
	of liabilities	3,420,215	other assets	—
Credit contracts
(Swaps)	Receivables and		Liabilities net of
	other assets net		receivables and
	of liabilities	199,176	other assets	(1,115,952)
Total		$4,215,056		$(1,119,118)

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

8. Derivatives (continued)

The effect of derivative instruments on the statement of operations for the six months ended June 30, 2010 was as follows:

			Change in
			Unrealized
		Realized Gain	Appreciation
		or Loss on	or Depreciation
	Location of Gain or Loss on	Derivatives	on Derivatives
	Derivatives Recognized in	Recognized in	Recognized in
	Income	Income	Income
Foreign exchange contracts
(Forward currency contracts)	Net realized loss on
	forward currency
	contracts/unrealized
	appreciation/
	depreciation of
	investments and
	foreign currencies	$(3,075,023)	$592,605
Interest rate contracts (Futures)	Net realized loss on
	futures contracts/net
	change in unrealized
	appreciation/
	depreciation of
	investments and
	foreign currencies	(6,096,397)	3,567,156
Credit contracts (Swaps)	Net realized loss on
	swap contracts/net
	change in unrealized
	appreciation/
	depreciation of
	investments and
	foreign currencies	(682,264)	(881,684)
Written options contracts (Options)	Net realized gain
	on written options
	contracts/net
	change in unrealized
	appreciation/
	depreciation of
	investments and
	foreign currencies	156,405	—
Total		$(9,697,279)	$3,278,077

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of June 30, 2010.

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

10. Credit and Market Risk (continued)

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Rating Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP, and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

13. Subsequent Events

Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Limited-Term Diversified Income Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Limited-Term Government Funds (the “Trust”), on behalf of Delaware Limited-Term Diversified Income Fund (the “Fund”), the shareholders of the Fund voted to (i) elect a Board of Trustees for the Trust at a meeting held on November 12, 2009 and reconvened to March 16, 2010; and to (ii) approve a new investment advisory agreement for the Fund at a meeting held on November 12, 2009 and reconvened to December 23, 2010. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares		Outstanding	Shares
	Shares Voted For	Shares	Voted	Shares Withheld	Shares	Voted
Thomas L. Bennett	68,553,677.959	66.485	96.844	2,234,018.316	2.167	3.156
Patrick P. Coyne	68,596,740.123	66.527	96.905	2,190,956.152	2.125	3.095
John A. Fry	68,626,436.577	66.556	96.947	2,161,259.698	2.096	3.053
Anthony D. Knerr	68,581,143.409	66.512	96.883	2,206,552.866	2.140	3.117
Lucinda S. Landreth	68,568,570.266	66.499	96.865	2,219,126.009	2.153	3.135
Ann R. Leven	68,580,474.145	66.511	96.882	2,207,222.130	2.141	3.118
Thomas F. Madison	68,541,432.826	66.473	96.827	2,246,263.449	2.179	3.173
Janet L. Yeomans	68,534,985.674	66.467	96.818	2,252,710.601	2.185	3.182
J. Richard Zecher	68,474,232.762	66.408	96.732	2,313,463.513	2.244	3.268

2.	To approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Delaware Management Company.

Delaware Limited-Term Diversified Income Fund

Shares Voted For	47,093,160.712
Percentage of Outstanding Shares	45.672%
Percentage of Shares Voted	67.008%
Shares Voted Against	1,081,871.145
Percentage of Outstanding Shares	1.049%
Percentage of Shares Voted	1.539%
Shares Abstained	1,595,776.835
Percentage of Outstanding Shares	1.548%
Percentage of Shares Voted	2.271%
Broker Non-Votes	20,509,561.168

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware Group Limited-Term Government Funds (the “Fund”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and December 31, 2008, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Limited-Term Diversified Income Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

 Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 2, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 2, 2010

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 2, 2010